Related party transactions - Other (Details) - EUR (€) € in Thousands				3 Months Ended	12 Months Ended
	Jun. 28, 2022	Jun. 15, 2022	Sep. 01, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
voxeljet China
Related parties
Subsidiary ownership (as a percent)	88.52%	88.52%	70.00%		88.52%
MK Technology GmbH | voxeljet China
Related parties
Minority ownership interest (as a percent)	5.74%	5.74%	15.00%
Jin Tianshi | voxeljet China
Related parties
Minority ownership interest (as a percent)	5.74%	5.74%	15.00%
Franz Industriebeteiligungen AG, Augsburg | Rudof Franz
Related parties
Ownership interest in associate (as a percent)					40.00%
Franz Industriebeteiligungen AG, Augsburg | Barbel Franz
Related parties
Ownership interest in associate (as a percent)					40.00%
Franz Industriebeteiligungen AG, Augsburg | Simon Franz
Related parties
Ownership interest in associate (as a percent)					10.00%
Franz Industriebeteiligungen AG, Augsburg | Lisa Franz
Related parties
Ownership interest in associate (as a percent)					10.00%
Franz Industriebeteiligungen office space
Related parties
Rent expense					€ 3	€ 3	€ 3
Andreas Schmid Logistik
Related parties
Services received from related parties					0	0	25
Suzhou Meimai Fast Manufacturing Technology
Related parties
Revenue from related parties					204	146	25
DSCS Digital Supply Chain Solutions GmbH
Related parties
Revenue from related parties					€ 0	0	0
Ownership interest in associate (as a percent)					33.30%
Michele Neuber
Related parties
Services received from related parties					€ 1	2	€ 2
Susanne Ederer-Pausewang
Related parties
Sales of property and other assets from related parties				€ 27
Lisa Franz
Related parties
Services received from related parties					€ 1	€ 2